Income taxes - Income tax on business combinations (Details) BRL in Thousands	12 Months Ended
Dec. 31, 2017 BRL
Income taxes
Unrecognized deferred tax liability related to bargain purchase	BRL 605,540
Aracruz
Income taxes
Goodwill expected to be deductible for tax purposes	306,966
Tax benefit for income tax and social contribution	BRL 104,368
Tax benefit for income tax and social contribution, recognition period	14 months